Consolidated Statements of Changes in Equity (Parenthetical)	6 Months Ended
Jun. 30, 2023 USD ($)
Net Proceeds from offering of shares	$ 21,255,809
Financial liabilities measured at fair value through profit or loss	3,465,180
Private Placement
Net Proceeds from offering of shares	19,994,760
ATM Offering
Net Proceeds from offering of shares	$ 1,261,049